NOTES PAYABLE (Tables)	12 Months Ended
Mar. 31, 2023
Debt Disclosure [Abstract]
Schedule of notes payable

	March 31,
	2023	2022

Note Purchase Agreement 1 (paid off April 2022)	$—	$270,979
Note Purchase Agreement 2	14,772,293	20,241,421
Note Purchase Agreement 3	6,024,941	—
Total notes payable	20,797,234	20,512,400
Unamortized debt discount	(767,083)	(1,323,676)
Notes payable, net of note discounts	20,030,151	19,188,724
Current portion	(16,942,500)	(19,188,724)
Non-current portion	$3,087,651	$—